Investment in Equity-accounted Investees (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of associates [line items]
Revenue		$ 871,929	$ 751,304		$ 691,796
Income/(loss)		66,274	597,673		(235,978)
Total comprehensive income		82,590	614,750		(246,936)
Depreciation and amortization		72,415	93,437		90,939
Income taxes		28,244	40,552		25,199
CPV Renewable [Member]
Disclosure of associates [line items]
Revenue	[1]	69,101	10,933
Income/(loss)	[1],[2]	(7,926)	(1,201)
Other comprehensive income	[2]	(6,284)	1,658	[1]
Total comprehensive income	[1]	(14,210)	457
Kenon's share of comprehensive income		(9,474)	304	[1]
Adjustments	[1]	(1,103)	(557)
Kenon share of comprehensive income presented in the books	[1]	(10,577)	(253)
CPV Fairview [Member]
Disclosure of associates [line items]
Revenue		371,132	299,331		273,763
Income/(loss)	[2]	133,313	102,619		106,110
Other comprehensive income	[2]	(33,917)	6,168		(17,066)
Total comprehensive income		99,396	108,787		89,044
Kenon's share of comprehensive income		24,849	27,197		22,261
Adjustments		(2,579)	(1,541)		(1,928)
Kenon share of comprehensive income presented in the books		22,270	25,656		20,333
CPV Maryland [Member]
Disclosure of associates [line items]
Revenue		330,334	238,807		238,800
Income/(loss)	[2]	89,485	11,480		23,956
Other comprehensive income	[2]	(24,225)	20,157		(25,678)
Total comprehensive income		65,260	31,637		(1,722)
Kenon's share of comprehensive income		48,945	14,598		(431)
Adjustments		197	600		453
Kenon share of comprehensive income presented in the books		49,142	15,198		22
CPV Shore [Member]
Disclosure of associates [line items]
Revenue		222,204	167,064		134,805
Income/(loss)	[2]	(2,346)	(60,513)		(74,767)
Other comprehensive income	[2]	(24,347)	6,996		(18,728)
Total comprehensive income		(26,693)	(53,517)		(93,495)
Kenon's share of comprehensive income		(21,705)	(20,546)		(35,089)
Adjustments		7,087	4,229		3,777
Kenon share of comprehensive income presented in the books		(14,618)	(16,317)		(31,312)
CPV Towantic [Member]
Disclosure of associates [line items]
Revenue		413,647	418,684		395,779
Income/(loss)	[2]	82,512	119,665		163,651
Other comprehensive income	[2]	(15,953)	(9,242)		(31,270)
Total comprehensive income		66,559	110,423		132,381
Kenon's share of comprehensive income		17,305	28,710		34,419
Adjustments		(1,172)	696		(54)
Kenon share of comprehensive income presented in the books		16,133	29,406		34,365
CPV Valley [Member]
Disclosure of associates [line items]
Revenue		328,825	262,076		239,165
Income/(loss)	[2]	44,259	14,599		32,527
Other comprehensive income	[2]	(33,905)	(25,215)		22,637
Total comprehensive income		10,354	(10,616)		55,164
Kenon's share of comprehensive income		5,177	(5,308)		27,582
Adjustments		3,354	(2)		301
Kenon share of comprehensive income presented in the books		8,531	(5,151)		27,883
CPV Three Rivers [Member]
Disclosure of associates [line items]
Revenue		505,473	333,319		145,380
Income/(loss)	[2]	81,253	9,356		603
Other comprehensive income	[2]	(31,165)	(9,548)		(12,310)
Total comprehensive income		50,088	(192)		(11,707)
Kenon's share of comprehensive income		5,009	(19)		(1,171)
Adjustments		(24)	(24)		(11)
Kenon share of comprehensive income presented in the books		4,985	$ (43)		$ (1,182)
CPV Basin Ranch [Member]
Disclosure of associates [line items]
Revenue		0
Income/(loss)	[2]	(1,236)
Other comprehensive income	[2]	0
Total comprehensive income		(1,236)
Kenon's share of comprehensive income		(865)
Adjustments		0
Kenon share of comprehensive income presented in the books		$ (865)

[1]	Refer to Note 10 for deconsolidation of CPV Renewable
[2]	Excludes portion attributable to non-controlling interest.